Non-Current Assets - Right-of-Use Assets - Schedule of Reconciliations of the Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-Current Assets - Right-of-Use Assets - Schedule of Reconciliations of the Values (Details) [Line Items]
Beginning balance	$ 232,868	$ 460,300
Depreciation expense	(219,290)	(220,732)	[1]
Translation adjustments	15,441	(6,700)	[1]
Ending balance	435,497	232,868
Additions	418,824
Disposals (return of leased cars)	(12,346)
Land and Buildings [Member]
Non-Current Assets - Right-of-Use Assets - Schedule of Reconciliations of the Values (Details) [Line Items]
Beginning balance	188,570	379,523
Depreciation expense	(184,849)	(185,203)	[1]
Translation adjustments	12,952	(5,750)	[1]
Ending balance	435,497	188,570
Additions	418,824
Disposals (return of leased cars)
Motor Vehicle [Member]
Non-Current Assets - Right-of-Use Assets - Schedule of Reconciliations of the Values (Details) [Line Items]
Beginning balance	44,298	80,777
Depreciation expense	(34,441)	(35,529)	[1]
Translation adjustments	2,489	(950)	[1]
Ending balance		$ 44,298
Additions
Disposals (return of leased cars)	$ (12,346)

[1]	Reclassed